Financial assets and other receivables - Cash and cash equivalents and Restricted cash (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and other receivables
Cash and cash equivalents	$ 122,812,000	$ 132,973,000	$ 136,470,000
Restricted cash and cash equivalents presented as Cash	175,000	298,000
Total	$ 122,987,000	$ 133,271,000	$ 137,649,000	$ 322,943,000